Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets, Current [Abstract]
Cash and cash equivalents	$ 101,734	$ 200,300
Due from related parties	4,240	8,197
Prepaid expenses and other current assets	9,506	11,247
Assets held for sale	0	172,888
Total current assets	115,480	392,632
Assets, Noncurrent [Abstract]
Vessels, net	1,234,081	764,454
Vessels under construction	180,000	288,282
Deferred financing cost, net	3,307	464
Other assets	3,050	14,736
Due from related parties	11,239	12,525
Total non-current assets	1,431,677	1,080,461
Total assets	1,547,157	1,473,093
Liabilities, Current [Abstract]
Bank loans, net	13,480	107,739
Accounts payable and accrued expenses	10,033	16,214
Due to related parties	1,037	624
Total current liabilities	24,550	124,577
Liabilities, Noncurrent [Abstract]
Bank loans, net	493,793	342,314
Senior Notes, net	72,199	71,671
Total non-current liabilities	565,992	413,985
Total liabilities	590,542	538,562
Commitments and Contingencies (Note 7)
Preferred stock, $0.01 par value; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common stock, $0.01 par value per share; authorized 112,500,000 shares; issued and outstanding 75,298,676 and 28,686,561 shares as of December 31, 2016 and December 31, 2015, respectively	753	287
Additional Paid in Capital	1,714,358	1,567,905
Accumulated Deficit	(758,496)	(633,661)
Total shareholders' equity	956,615	934,531
Total liabilities and shareholders' equity	$ 1,547,157	$ 1,473,093